Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Expense relating to short-term leases and low value leases for which recognition exemption has been used	$ 0.1	$ 0.1